Leases	12 Months Ended
Dec. 31, 2022
Leases
24 Leases
The Group enters into both lessee and lessor arrangements.
> Refer to “Note 1 – Summary of significant accounting policies” and “Note 23 – Other assets and other liabilities” for further information.
Lessee arrangements
The Group primarily enters into operating leases. When a real estate lease has both lease and non-lease components, the Group allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Group does not separate lease and non-lease components. The Group’s finance leases are not material.
The Group has entered into leases for real estate, equipment and vehicles.
Certain equipment and real estate have subsequently been subleased. Sublease income is recognized in other revenues.
Lease costs
end of	2022	2021	2020
Lease costs (CHF million)
Operating lease costs	340	357	369
Variable lease costs	46	52	50
Sublease income	(52)	(57)	(71)
Net lease costs	334	352	348
From time to time, the Group enters into sale-leaseback transactions in which an asset is sold and immediately leased back. If specific criteria are met, the asset is derecognized from the balance sheet and an operating lease is recognized.
During 2022, the Group entered into 12 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2021, the Group entered into 13 sale-leaseback transactions with lease terms ranging from 3 to 10 years. During 2020, the Group entered into one sale-leaseback transaction with a lease term of one year.
Other information
end of	2022	2021	2020
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	336	225	15
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(402)	(399)	(403)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	165	107	32
Changes to right-of-use assets due to lease modifications for operating leases	68	29	32
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.
The weighted average remaining lease terms and discount rates are based on all outstanding operating leases as well as their respective lease terms and remaining lease obligations.
Weighted average remaining lease term and discount rate
end of	2022	2021
Operating leases
Remaining lease term (years)	10.5	11.1
Discount rate (%)	2.7	2.6
The following table reflects the undiscounted cash flows from leases for the next five years and thereafter, based on the expected lease term.
Maturities relating to operating lease arrangements
end of	2022	2021
Maturity (CHF million)
Due within 1 year	372	374
Due between 1 and 2 years	318	339
Due between 2 and 3 years	293	293
Due between 3 and 4 years	276	293
Due between 4 and 5 years	241	255
Thereafter	1,284	1,450
Operating lease obligations	2,784	3,004
Future interest payable	(365)	(413)
Operating lease liabilities	2,419	2,591
Lessor arrangements
The Group enters into sales-type, direct financing and operating leases for real estate, equipment and vehicles. When a real estate lease has both lease and non-lease components, the Group allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Group does not separate lease and non-lease components.
As of December 31, 2022 and 2021, the Group had approximately CHF 1.3 billion and CHF 1.1 billion, respectively, of residual value guarantees associated with lessor arrangements.
The Group’s risk of loss relating to the residual value of leased assets is mitigated through contractual arrangements with manufactures or suppliers. Leased assets are also monitored through projections of the residual values at lease origination and periodic reviews of residual values.
Net investments
	2022		2021
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,324	2,473	1,107	2,395
Unguaranteed residual values	129	25	119	80
Valuation allowances	(10)	(20)	(7)	(18)
Total net investments	1,443	2,478	1,219	2,457
Maturities relating to lessor arrangements
	2022			2021
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	550	738	43	467	727	46
Due between 1 and 2 years	317	694	43	263	641	43
Due between 2 and 3 years	224	627	40	179	583	42
Due between 3 and 4 years	149	460	38	113	458	40
Due between 4 and 5 years	88	115	29	62	125	37
Thereafter	93	19	22	83	31	34
Total	1,421	2,653	215	1,167	2,565	242
Future interest receivable	(97)	(180)	–	(60)	(170)	–
Lease receivables	1,324	2,473	–	1,107	2,395	–
The Group elected the practical expedient to not evaluate whether certain sales taxes and other similar taxes are lessor cost or lessee cost and excludes these costs from being reported as lease income with an associated expense.
The Group enters into leases with fixed or variable lease payments, or with lease payments that depend on an index or a referenced rate which are included in the net investment in the lease at lease commencement, as such payments are considered unavoidable. Other variable lease payments, as well as subsequent changes in an index or referenced rate, are excluded from the net investment in the lease. Lease payments are recorded when due and payable by the lessee.
Lease income
end of	2022	2021	2020
Lease income (CHF million)
Interest income on sales-type leases	33	25	19
Interest income on direct financing leases	70	68	74
Lease income from operating leases	67	76	93
Variable lease income	3	1	0
Total lease income	173	170	186
Certain leases include i) termination options that allow lessees to terminate the leases within three months of the commencement date, with a notice period of 30 days; ii) termination options that allow the Group to terminate the lease but do not provide the lessee with the same option; iii) termination penalties; iv) options to prepay the payments for the remaining lease term; or v) options that permit the lessee to purchase the leased asset at market value or at the greater of market value and the net present value of the remaining payments.
The Group may enter into vehicle leases as a lessor with members of the Board of Directors or the Executive Board. The terms of such leases with members of the Board of Directors are similar to those with third parties and the terms of such leases with members of the Executive Board reflect standard employee conditions.

Bank
Leases
23 Leases
> Refer to “Note 24 – Leases” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Lessee arrangements
Lease costs
end of	2022	2021	2020
Lease costs (CHF million)
Operating lease costs	279	293	305
Variable lease costs	46	50	45
Sublease income	(65)	(75)	(87)
Total lease costs	260	268	263
During 2021, the Bank entered into 12 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2021, the Bank entered into 13 sale-leaseback transactions with lease terms ranging from 3 to 10 years. During 2020, the Bank entered into one sale-leaseback transaction with a lease term of one year.
Other information
end of	2022	2021	2020
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	336	225	15
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(336)	(334)	(340)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	165	107	32
Changes to right-of-use assets due to lease modifications for operating leases	74	29	26
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.
Weighted average remaining lease term and discount rate
end of	2022	2021
Operating leases
Remaining lease term (years)	9.2	9.6
Discount rate (%)	3.0	2.8
Maturities relating to operating lease arrangements
end of	2022	2021
Maturity (CHF million)
Due within 1 year	312	309
Due between 1 and 2 years	260	278
Due between 2 and 3 years	236	234
Due between 3 and 4 years	219	234
Due between 4 and 5 years	186	197
Thereafter	811	919
Operating lease obligations	2,024	2,171
Future interest payable	(275)	(310)
Operating lease liabilities	1,749	1,861
Lessor arrangements
As of December 31, 2022 and 2021, the Bank had approximately CHF 1.3 billion and CHF 1.1 billion, respectively, of residual value guarantees associated with lessor arrangements.
Net investments
	2022		2021
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,324	2,473	1,107	2,395
Unguaranteed residual assets	129	25	119	80
Valuation allowances	(10)	(20)	(7)	(18)
Total net investments	1,443	2,478	1,219	2,457
Maturities relating to lessor arrangements
	2022			2021
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	550	738	57	467	727	61
Due between 1 and 2 years	317	694	58	263	641	59
Due between 2 and 3 years	224	627	55	179	583	59
Due between 3 and 4 years	149	460	53	113	458	56
Due between 4 and 5 years	88	115	44	62	125	54
Thereafter	93	19	136	83	31	177
Total	1,421	2,653	403	1,167	2,565	466
Future interest receivable	(97)	(180)	–	(60)	(170)	–
Lease receivables	1,324	2,473	–	1,107	2,395	–
As of December 31, 2022 and 2021, the Bank had CHF 188 million and CHF 224 million, respectively, of related party operating leases.
Lease income
end of	2022	2021	2020
Lease income (CHF million)
Interest income on sales-type leases	33	25	19
Interest income on direct financing leases	70	68	74
Lease income from operating leases	80	93	107
Variable lease income	3	1	0
Total lease income	186	187	200